VIRTUS Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—0.2%
Communication Services—0.2%
DISH Network Corp. 3.375%, 8/15/26	$ 430	$ 258
Total Convertible Bonds and Notes (Identified Cost $416)		258

Corporate Bonds and Notes—89.3%
Communication Services—9.4%
Allen Media LLC 144A 10.500%, 2/15/28(1)	480	275
Altice France S.A. 144A 8.125%, 2/1/27(1)	1,050	931
ANGI Group LLC 144A 3.875%, 8/15/28(1)(2)	635	497
Cable One, Inc. 144A 4.000%, 11/15/30(1)	1,225	933
Charter Communications Operating LLC 5.750%, 4/1/48	405	323
CMG Media Corp. 144A 8.875%, 12/15/27(1)	452	354
CSC Holdings LLC
144A 11.250%, 5/15/28(1)	550	548
144A 6.500%, 2/1/29(1)	1,415	1,172
144A 4.625%, 12/1/30(1)	615	327
DISH Network Corp. 144A 11.750%, 11/15/27(1)	932	939
Frontier Communications Holdings LLC 144A 5.875%, 10/15/27(1)	360	327
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	390	335
iHeartCommunications, Inc.
6.375%, 5/1/26	465	401
8.375%, 5/1/27	567	407
Iliad Holding SASU
144A 6.500%, 10/15/26(1)	715	672
144A 7.000%, 10/15/28(1)	715	651
LCPR Senior Secured Financing DAC 144A 6.750%, 10/15/27(1)	740	680
Live Nation Entertainment, Inc. 144A 5.625%, 3/15/26(1)	775	744
Scripps Escrow, Inc. 144A 5.875%, 7/15/27(1)	175	129
Sirius XM Radio, Inc. 144A 4.000%, 7/15/28(1)	950	811
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)	370	330
ZipRecruiter, Inc. 144A 5.000%, 1/15/30(1)	645	506
		12,292

Consumer Discretionary—19.2%
Ashton Woods USA LLC 144A 6.625%, 1/15/28(1)	705	665
Bath & Body Works, Inc.
6.950%, 3/1/33(2)	480	430
6.750%, 7/1/36	560	491
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)	680	671
144A 8.125%, 7/1/27(1)	1,013	1,018
	Par Value	Value

Consumer Discretionary—continued
Carnival Corp.
144A 4.000%, 8/1/28(1)	$ 755	$ 655
144A 10.500%, 6/1/30(1)	937	965
Dream Finders Homes, Inc. 144A 8.250%, 8/15/28(1)	330	332
FirstCash, Inc. 144A 5.625%, 1/1/30(1)	1,491	1,341
Foot Locker, Inc. 144A 4.000%, 10/1/29(1)(2)	1,060	764
Ford Motor Credit Co. LLC 6.950%, 3/6/26	1,990	1,987
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	1,515	1,394
Macy’s Retail Holdings LLC 5.125%, 1/15/42	425	263
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	1,155	1,011
MGM Resorts International 5.500%, 4/15/27	740	690
Michaels Cos., Inc. (The)
144A 5.250%, 5/1/28(1)	1,113	888
144A 7.875%, 5/1/29(1)	448	292
NCL Corp., Ltd. 144A 5.875%, 2/15/27(1)	1,065	1,013
New Home Co., Inc. (The) 144A 8.250%, 10/15/27(1)	1,635	1,516
Patrick Industries, Inc. 144A 7.500%, 10/15/27(1)	713	683
QVC, Inc. 5.450%, 8/15/34	2,110	938
Royal Caribbean Cruises Ltd.
144A 5.375%, 7/15/27(1)	955	884
144A 7.250%, 1/15/30(1)	960	951
Shea Homes LP 4.750%, 2/15/28	800	717
Signal Parent, Inc. 144A 6.125%, 4/1/29(1)	515	314
Six Flags Entertainment Corp. 144A 7.250%, 5/15/31(1)	350	329
Station Casinos LLC 144A 4.500%, 2/15/28(1)	1,518	1,324
Thor Industries, Inc. 144A 4.000%, 10/15/29(1)	515	424
Travel + Leisure Co. 144A 6.625%, 7/31/26(1)	675	657
Upbound Group, Inc. 144A 6.375%, 2/15/29(1)	750	666
VOC Escrow Ltd. 144A 5.000%, 2/15/28(1)	1,005	914
		25,187

Consumer Staples—2.4%
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	850	697
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	1,170	1,088
Vector Group Ltd. 144A 5.750%, 2/1/29(1)	1,560	1,326
		3,111

See Notes to Schedule of Investments

VIRTUS Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Energy—16.0%
Ascent Resources Utica Holdings LLC
144A 7.000%, 11/1/26(1)	$ 690	$ 674
144A 8.250%, 12/31/28(1)	650	643
California Resources Corp. 144A 7.125%, 2/1/26(1)	533	536
Callon Petroleum Co. 144A 8.000%, 8/1/28(1)	525	526
Chesapeake Energy Corp. 144A 6.750%, 4/15/29(1)	665	651
Civitas Resources, Inc.
144A 5.000%, 10/15/26(1)	560	525
144A 8.375%, 7/1/28(1)	650	661
144A 8.750%, 7/1/31(1)	257	263
Comstock Resources, Inc.
144A 6.750%, 3/1/29(1)	308	283
144A 5.875%, 1/15/30(1)	797	690
Crestwood Midstream Partners LP
144A 6.000%, 2/1/29(1)	160	154
144A 7.375%, 2/1/31(1)	240	244
Energy Transfer LP Series B 6.625% (3)	495	395
Ensign Drilling, Inc. 144A 9.250%, 4/15/24(1)	995	988
EQM Midstream Partners LP 144A 6.500%, 7/1/27(1)	1,267	1,237
Hilcorp Energy I LP 144A 6.250%, 11/1/28(1)	1,386	1,300
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	2,235	2,157
Nabors Industries, Inc. 144A 7.375%, 5/15/27(1)	1,125	1,088
New Fortress Energy, Inc. 144A 6.750%, 9/15/25(1)	1,435	1,370
Precision Drilling Corp. 144A 6.875%, 1/15/29(1)	340	322
Rockies Express Pipeline LLC 144A 7.500%, 7/15/38(1)	728	688
SM Energy Co. 6.625%, 1/15/27(2)	390	382
Tallgrass Energy Partners LP 144A 7.500%, 10/1/25(1)	825	823
Talos Production, Inc. 12.000%, 1/15/26	975	1,017
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(1)	342	348
Transocean, Inc. 144A 8.750%, 2/15/30(1)	333	341
Valaris Ltd. 144A 8.375%, 4/30/30(1)	650	650
Vital Energy, Inc.
10.125%, 1/15/28	332	338
144A 7.750%, 7/31/29(1)	390	363
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	1,294	1,304
		20,961

Financials—20.2%
Alliant Holdings Intermediate LLC 144A 6.750%, 4/15/28(1)	672	649
Altice Financing S.A.
144A 5.000%, 1/15/28(1)	750	640
	Par Value	Value

Financials—continued
144A 5.750%, 8/15/29(1)	$ 200	$ 164
Altice France Holding S.A. 144A 10.500%, 5/15/27(1)	560	349
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)	670	667
AssuredPartners, Inc. 144A 7.000%, 8/15/25(1)	670	662
CCO Holdings LLC 144A 7.375%, 3/1/31(1)	1,908	1,843
CDI Escrow Issuer, Inc. 144A 5.750%, 4/1/30(1)	710	641
Cimpress plc 7.000%, 6/15/26	377	353
Enact Holdings, Inc. 144A 6.500%, 8/15/25(1)	1,371	1,350
Entegris Escrow Corp. 144A 5.950%, 6/15/30(1)	1,413	1,310
Freedom Mortgage Corp.
144A 8.125%, 11/15/24(1)	255	255
144A 7.625%, 5/1/26(1)	765	713
144A 12.000%, 10/1/28(1)	478	486
Gray Escrow II, Inc. 144A 5.375%, 11/15/31(1)	475	311
Hightower Holding LLC 144A 6.750%, 4/15/29(1)	1,529	1,313
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	460	399
INEOS Finance plc 144A 6.750%, 5/15/28(1)	710	664
Kinetik Holdings LP 144A 5.875%, 6/15/30(1)	705	661
Level 3 Financing, Inc. 144A 10.500%, 5/15/30(1)	1,050	1,057
LSF11 A5 HoldCo. LLC 144A 6.625%, 10/15/29(1)	510	424
Macquarie Airfinance Holdings Ltd. 144A 8.125%, 3/30/29(1)	215	215
Macy’s Retail Holdings LLC 144A 6.125%, 3/15/32(1)	306	253
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	560	483
MPH Acquisition Holdings LLC 144A 5.500%, 9/1/28(1)	665	565
MPT Operating Partnership LP 5.250%, 8/1/26(2)	790	673
Nationstar Mortgage Holdings, Inc.
144A 6.000%, 1/15/27(1)	1,060	1,002
144A 5.750%, 11/15/31(1)	394	326
NFP Corp. 144A 8.500%, 10/1/31(1)	344	345
Noble Finance II LLC 144A 8.000%, 4/15/30(1)	650	658
OneMain Finance Corp. 9.000%, 1/15/29	400	399
PennyMac Financial Services, Inc.
144A 5.375%, 10/15/25(1)	145	138
144A 5.750%, 9/15/31(1)	700	573
Radian Group, Inc. 4.500%, 10/1/24	335	325
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)	435	267

See Notes to Schedule of Investments

VIRTUS Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
Seadrill Finance Ltd. 144A 8.375%, 8/1/30(1)	$ 385	$ 392
Summit Midstream Holdings LLC 144A 9.000%, 10/15/26(1)(4)	485	466
United Wholesale Mortgage LLC
144A 5.500%, 11/15/25(1)	1,160	1,103
144A 5.500%, 4/15/29(1)	1,610	1,360
Viking Cruises Ltd.
144A 6.250%, 5/15/25(1)	680	666
144A 9.125%, 7/15/31(1)	651	651
Vistra Operations Co. LLC 144A 7.750%, 10/15/31(1)	338	333
Vmed O2 UK Financing I plc 144A 4.750%, 7/15/31(1)	530	428
		26,532

Health Care—2.7%
DaVita, Inc. 144A 4.625%, 6/1/30(1)	1,535	1,260
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	630	263
Star Parent, Inc. 144A 9.000%, 10/1/30(1)(2)	13	13
Surgery Center Holdings, Inc. 144A 10.000%, 4/15/27(1)	85	86
Tenet Healthcare Corp.
6.125%, 10/1/28(2)	695	653
6.125%, 6/15/30	704	660
US Acute Care Solutions LLC 144A 6.375%, 3/1/26(1)	710	611
		3,546

Industrials—9.1%
Allegiant Travel Co. 144A 7.250%, 8/15/27(1)	1,385	1,304
American Airlines, Inc.
144A 11.750%, 7/15/25(1)	610	656
144A 5.500%, 4/20/26(1)	1,224	1,195
AmeriGas Partners LP 144A 9.375%, 6/1/28(1)	232	235
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	795	700
Brundage-Bone Concrete Pumping Holdings, Inc. 144A 6.000%, 2/1/26(1)	700	666
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	617	620
Fertitta Entertainment LLC 144A 6.750%, 1/15/30(1)	1,030	839
Foundation Building Materials, Inc. 144A 6.000%, 3/1/29(1)	437	364
Macquarie Airfinance Holdings Ltd. 144A 8.375%, 5/1/28(1)	340	345
Manitowoc Co., Inc. (The) 144A 9.000%, 4/1/26(1)	565	564
Rand Parent LLC 144A 8.500%, 2/15/30(1)(2)	350	324
Spirit AeroSystems, Inc.
144A 7.500%, 4/15/25(1)	338	331
144A 9.375%, 11/30/29(1)	305	310
	Par Value	Value

Industrials—continued
Terex Corp. 144A 5.000%, 5/15/29(1)	$ 375	$ 336
TMS International Corp. 144A 6.250%, 4/15/29(1)	1,185	980
Uber Technologies, Inc. 144A 7.500%, 9/15/27(1)	1,828	1,843
XPO, Inc. 144A 6.250%, 6/1/28(1)	345	334
		11,946

Information Technology—2.6%
Cloud Software Group, Inc. 144A 6.500%, 3/31/29(1)	890	787
GTCR W-2 Merger Sub LLC 144A 7.500%, 1/15/31(1)	225	225
RingCentral, Inc. 144A 8.500%, 8/15/30(1)	687	664
Seagate HDD Cayman
144A 8.250%, 12/15/29(1)	562	577
144A 9.625%, 12/1/32(1)	70	75
Viasat, Inc. 144A 5.625%, 4/15/27(1)	1,065	923
Virtusa Corp. 144A 7.125%, 12/15/28(1)	205	166
		3,417

Materials—3.8%
Allegheny Ludlum LLC 6.950%, 12/15/25	323	324
First Quantum Minerals Ltd. 144A 7.500%, 4/1/25(1)	788	785
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	680	570
Knife River Corp. 144A 7.750%, 5/1/31(1)	415	416
Mativ Holdings, Inc. 144A 6.875%, 10/1/26(1)	1,400	1,277
Standard Industries, Inc. 144A 5.000%, 2/15/27(1)	1,065	987
Warrior Met Coal, Inc. 144A 7.875%, 12/1/28(1)	241	242
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	336	331
		4,932

Real Estate—3.1%
Brookfield Property REIT, Inc. 144A 5.750%, 5/15/26(1)	1,305	1,197
Forestar Group, Inc.
144A 3.850%, 5/15/26(1)	655	595
144A 5.000%, 3/1/28(1)	574	515
Howard Hughes Corp. (The) 144A 5.375%, 8/1/28(1)	1,504	1,325
Necessity Retail REIT, Inc. (The) 144A 4.500%, 9/30/28(1)	580	441
		4,073

See Notes to Schedule of Investments

VIRTUS Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Utilities—0.8%
Pacific Gas & Electric Co. 4.950%, 7/1/50	$ 955	$ 712
Venture Global Calcasieu Pass LLC 144A 6.250%, 1/15/30(1)	352	336
		1,048

Total Corporate Bonds and Notes (Identified Cost $124,979)		117,045

Leveraged Loans—7.1%
Aerospace—1.9%
Mileage Plus Holdings LLC (3 month Term SOFR + 5.400%) 10.798%, 6/21/27(4)	1,117	1,159
TransDigm, Inc. Tranche I (3 month Term SOFR + 3.250%) 8.640%, 8/24/28(4)	1,381	1,381
		2,540

Financials—1.3%
Alliant Holdings Intermediate LLC 2021-2 (1 month LIBOR + 3.500%) 8.931%, 11/5/27(4)	700	698
Asurion LLC
Tranche B-4 (1 month Term SOFR + 5.364%) 10.681%, 1/20/29(4)	405	358
Tranche B-8 (1 month Term SOFR + 3.364%) 8.681%, 12/23/26(4)	358	350
Broadstreet Partners, Inc. Tranche B-3 (1 month Term SOFR + 3.114%) 8.431%, 1/27/27(4)	347	345
		1,751

Forest Prod / Containers—0.5%
Domtar Corp. (3 month LIBOR + 5.500%) 0.000%, 11/30/28(4)(5)	678	676
Health Care—0.6%
Medline Borrower LP (1 month Term SOFR + 3.364%) 8.681%, 10/23/28(4)	725	722
Housing—0.5%
ACProducts Holdings, Inc. (3 month Term SOFR + 4.512%) 9.902%, 5/17/28(4)	422	347
Griffon Corp. Tranche B (3 month Term SOFR + 2.400%) 7.791%, 1/24/29(4)	323	323
		670

Information Technology—0.7%
Sabre GLBL, Inc. 2022, Tranche B-2 (1 month Term SOFR + 5.100%) 10.416%, 6/30/28(4)	730	641
	Par Value	Value

Information Technology—continued
Xperi Holding Corp. Tranche B (1 month Term SOFR + 3.614%) 8.931%, 6/8/28(4)	$ 311	$ 310
		951

Media / Telecom - Cable/Wireless Video—1.1%
DIRECTV Financing LLC (1 month Term SOFR + 5.000%) 10.431%, 8/2/27(4)	688	672
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 7.947%, 1/31/28(4)	715	694
		1,366

Service—0.5%
Prime Security Services Borrower LLC 2021, Tranche B-1 (3 month LIBOR + 2.750%) 0.000%, 9/23/26(4)(5)	693	692
Total Leveraged Loans (Identified Cost $9,377)		9,368

	Shares
Common Stock—0.0%
Energy—0.0%
SandRidge Energy, Inc.	159	3
Total Common Stock (Identified Cost $1)		3

Total Long-Term Investments—96.6% (Identified Cost $134,773)		126,674

Securities Lending Collateral—2.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.222%)(6)(7)	3,103,100	3,103
Total Securities Lending Collateral (Identified Cost $3,103)		3,103

TOTAL INVESTMENTS—99.0% (Identified Cost $137,876)		$129,777
Other assets and liabilities, net—1.0%		1,287
NET ASSETS—100.0%		$131,064

Abbreviations:
DAC	Designated Activity Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See Notes to Schedule of Investments

VIRTUS Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities amounted to a value of $103,156 or 78.7% of net assets.
(2)	All or a portion of security is on loan.
(3)	No contractual maturity date.
(4)	Variable rate security. Rate disclosed is as of September 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	This loan will settle after September 30, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(6)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(7)	Represents security purchased with cash collateral received for securities on loan.
Country Weightings†
United States	85%
Bermuda	4
France	2
Canada	2
United Kingdom	2
Liberia	1
Panama	1
Other	3
Total	100%
† % of total investments as of September 30, 2023.
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$117,045	$—	$117,045
Leveraged Loans	9,368	—	9,368
Convertible Bonds and Notes	258	—	258
Equity Securities:
Common Stock	3	3	—
Securities Lending Collateral	3,103	3,103	—
Total Investments	$129,777	$3,106	$126,671
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
See Notes to Schedule of Investments

VIRTUS Seix High Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
On November 1, 2023, pursuant to an Agreement and Plan of Reorganization, Virtus Seix High Income Fund (the “Acquired Fund”) will merge with and into Virtus Seix High Yield Fund (the “Acquiring Fund”), a separate series of Virtus Asset Trust, on or about February 23, 2024.
Pursuant to the Agreement and Plan of Reorganization, the Acquired Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all liabilities of the Acquired Fund. Following the exchange, the Acquired Fund will distribute the shares of the Acquiring Fund to its shareholders pro rata, in liquidation of the Acquired Fund, and shareholders of the Acquired Fund will therefore become shareholders of the Acquiring Fund in the same class of shares they owned of the Acquired Fund immediately prior to the reorganization.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.